Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
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Commitments and Contingencies
25.	COMMITMENTS AND CONTINGENCIES

25(a)Purchase commitments

As of December 31, 2020 and 2019, the Company had commitments to purchase raw materials totaling $194 million to $251 million and $200 million to $290 million (28,736 to 35,946 metric tons and 20,996 to 30,580 metric tons), respectively, from third parties at the prices stipulated in the contracts.

25(b)Capital commitments

As of December 31, 2020 and 2019, the Company had capital commitment relating to the construction of factory building improvement and acquisition of machinery, totaling $2.5 million and $5.8 million, respectively.

25(c)Guarantees

As of December 31, 2020 and 2019, APWC provided a corporate guarantee not exceeding the sum of $25.1 million and $24.7 million, respectively, for the bond performance and banking facility of Sigma Cable.

As of December 31, 2020 and 2019, there were outstanding bank guarantees of $17 million and $38.5 million, respectively, issued by the banks on behalf of Charoong Thai and its subsidiaries in respect of certain performance bonds as required in the normal course of business of the companies. These guarantees generally expire within 1 year.

25(d)Service commitments

As of December 31, 2020 and 2019, the Company had commitments in respect of management consulting services with related parties totaling $0.1 million and $0.3 million, respectively.